Other Current Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Other Current Liabilities [abstract]
Summary of Other Current Liabilities

Current
	September 30, 2023	September 30, 2022
VAT payable	10,111	9,838
Non-income tax liabilities	4,111	3,119
Other	1,739	4,616
Other current liabilities	15,961	17,573